Income taxes - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense income [line items]
(Decrease) increase in Turkish income tax rate	$ (4,755)	$ 6,150
Reduction in Greek income tax rate	0	11,434
Tax losses	191,448	192,880
Deferred tax expense (income) relating to origination and reversal of temporary differences	99,835	85,142
Temporary differences associated with investments in subsidiaries	895,198	1,032,084
Deferred tax expense recognized	35,863	$ 54,587
Turkish lira
Major components of tax expense income [line items]
Deferred tax expense recognized	21,869
Euro
Major components of tax expense income [line items]
Deferred tax expense recognized	$ 13,995